Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	INOTIV, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	0-23357
Entity Tax Identification Number	35-1345024
Entity Address, Address Line One	2701 KENT AVENUE
Entity Address, City or Town	WEST LAFAYETTE
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47906
City Area Code	765
Local Phone Number	463-4527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	NOTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000720154
Amendment Flag	false